      As filed with the Securities and Exchange Commission on June 8, 2001


                        Registration No. 333-48598/811-5151

================================================================================
                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.  Post-Effective Amendment No. 1
                      (Check appropriate box or boxes)

             Exact Name of Registrant as Specified in Charter:
                                MUTUAL FUND GROUP

                         Area Code and Telephone Number:
                                1-800-348-4782

                  Address of Principal Executive Offices:
                               522 Fifth Avenue
                              New York, NY 10036

                   Name and Address of Agent for Service:

                                   Lisa Hurley
                        c/o BISYS Fund Services, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Copies to:

JOSEPH J. BERTINI, ESQ.         SARAH E. COGAN, ESQ.          JOHN E. BAUMGARDNER, JR., ESQ.
c/o J.P. Morgan Fleming Asset   Simpson Thacher & Bartlett    Sullivan & Cromwell
Management (USA) Inc.           425 Lexington Avenue          125 Broad Street
522 Fifth Avenue                New York, NY  10017-3954      New York, NY  10004
New York, NY 10036

================================================================================



It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                             EXPLANATORY NOTE

     The combined prospectus/proxy statement and statement of additional information included in Registrant's filing pursuant to Rule 497 on December 13, 2000 are incorporated herein by reference.




                                      FORM N-14

                              PART C - OTHER INFORMATION



         Item 15.  Indemnification.

                  ---------------

         Reference is hereby made to Article V of the Registrant's Declaration of Trust.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

         Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither described in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and


                                  Part C-1

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Item 16.  Exhibits.
         ------------------

         Declaration of Trust.

         1(a)     Declaration of Trust, as amended. (1)

         1(b) Certificate of Amendment to Declaration of Trust dated December 14, 1995.(6)

         1(c) Certificate of Amendment to Declaration of Trust dated October 19, 1995.(6)

         1(d) Certificate of Amendment to Declaration of Trust dated July 25, 1993.(6)

         1(e) Certificate of Amendment to Declaration of Trust dated November 1997.(10)

         1(f) Certificate of Amendment to Declaration of Trust dated June 5, 1998.(12)

         2        By-laws, as amended. (1)

         3        None.

         4 Agreement and Plan of Reorganization filed as Appendix A to the Combined Prospectus/Proxy
                  Statement. (13)

         5        None.

         6        Form of Investment Advisory Agreement.(6)

         7 Distribution and Sub-Administration Agreement dated August 21, 1995.(6)

         8(a)     Retirement Plan for Eligible Trustees.(6)

         8(b)     Deferred Compensation Plan for Eligible
                  Trustees.(6)

         9        Custodian Agreement. (1)


                                  Part C-2

         10(a) Rule 12b-1 Distribution Plan of Mutual Funds including Selected Dealer Agreement and
                  Shareholder Service Agreement. (1)

         10(b)    Rule 12b-1 Distribution Plan - Class B Shares
                  (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(6)

         10(c)    Form of Rule 12b-1 Distribution Plan - Class C
                  Shares (including forms of Shareholder Servicing
                  Agreements).(9)

         10(d)    Form of Rule 18f-3 Multi-Class Plan.(6)

         11       None.

         12       Opinion and Consent of Simpson Thacher &
                  Bartlett as to Tax Consequences filed herewith.

         13(a)    Transfer Agency Agreement. (1)

         13(b)    Form of Shareholder Servicing Agreement. (6)

         13(c)    Form of Administration Agreement.(6)

         14       None.

         15       None.


         16 Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan,
                  W. Perry Neff, Richard E. Ten Haken, Irving L. Thode, George E. McDavid.(14)


         16(b)    Powers of Attorney from Sarah E. Jones and
                  Leonard M. Spalding, Jr.(14)


         17(a) Form of Proxy Card. (13)


         17(b) Prospectus for Chase Vista U.S. Treasury Income Fund. (13)


         17(c) Prospectus for Chase U.S. Government Securities Fund. (13)


         17(d) Statement of Additional Information of MFG. (13)


         17(e) Statement of Additional Information of MFIT. (13)


         17(f) Annual Report to Shareholders of Chase Vista U.S. Treasury Income Fund dated October 31, 1999. (13)


         17(g) Annual Report to Shareholders of Chase U.S. Government Securities Fund dated December 31, 1999. (13)


         17(h) Semi-Annual Report to Shareholders of Chase Vista U.S. Treasury Income Fund dated April 30, 2000. (13)


         17(i) Semi-Annual Report to Shareholders of Chase U.S. Government Securities Fund dated June 30, 2000. (13)


                               Part C-3

         ---------------


         1        Filed as an Exhibit to Amendment No. 6 to the
                  Registration Statement on Form N-1A of the
                  Registrant (File No. 33-14196) with the Securities and Exchange Commission on March 23, 1990.


         2        Filed as an Exhibit to Amendment No. 15 to the
                  Registration Statement on Form N-1A of the
                  Registrant (File No. 33-14196) with the Securities and Exchange Commission on October 30, 1992.


         3        Filed as an Exhibit to Amendment No. 26 to the
                  Registration Statement on Form N-1A of the
                  Registrant (File No. 33-14196) with the Securities and Exchange Commission on June 30, 1994.


         4        Filed as an Exhibit to Amendment No. 27 to the
                  Registration Statement on Form N-1A of the
                  Registrant (File No. 33-14196) with the Securities and Exchange Commission on October 3, 1994.


         5        Filed as an Exhibit to Amendment No. 31 to the
                  Registration Statement on Form N-1A of the
                  Registrant (File No. 33-14196) with the Securities and Exchange Commission on November 13, 1995.


         6        Filed as an Exhibit to Amendment No. 32 to the
                  Registration Statement on Form N-1A of the
                  Registrant (File No. 33-14196) with the Securities and Exchange Commission on December 28, 1995.


         7        Filed as an Exhibit to Amendment No. 42 to the
                  Registration Statement on Form N-1A of the
                  Registrant (File No. 33-14196) with the Securities and Exchange Commission on February 28, 1997.

         8        Incorporated by reference to Post-Effective
                  Amendment No. 7 to the Registration Statement on Form N-1A of Mutual Fund Trust (File No.
                  33-75250) as filed with the Securities and Exchange Commission on September 6, 1996.

         9        Filed as an Exhibit to Amendment No. 45 to the
                  Registration Statement on Form N-1A of the
                  Registrant (File No. 33-14196) with the Securities and Exchange Commission on October 28, 1997.


         10       Filed as an Exhibit to Amendment No. 46 to the
                  Registration Statement on Form N-1A of the
                  Registrant (File No. 33-14196) with the Securities and Exchange Commission on December 1, 1997.


         11       Filed as an Exhibit to Amendment No. 50 to the
                  Registration Statement on Form N-1A with the
                  Securites and Exchange Commission on February
                  27, 1998.

                                  Part C-4

         12       Filed as an Exhibit to Amendment No. 53 to the
                  Registration Statement on Form N-1A with the
                  Securities and Exchange Commission on June 29,
                  1998.


         13 Filed as an Exhibit to the Registration Statement of the Registrant on Form N-14 (File No. 333-48598) with the Securities and Exchange Commission on October 25, 2000.


         14 Filed as an Exhibit to the Registration Statement of the Registrant on Form N-14 (File No. 333-58984) with the Securities and Exchange Commission on April 16, 2001.


         Item 17.  Undertakings.
         ----------------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  Part C-5

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all requirements for effectiveness pursuant to 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 8th day of June, 2001.




         MUTUAL FUND GROUP

         Registrant

         By:      /s/ Fergus Reid, III
            -----------------------------------------
               Fergus Reid, III
               Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on June 8, 2001.



     /s/ Fergus Reid, III                   Chairman and Trustee
------------------------------------
     Fergus Reid, III

                  *                         President
------------------------------------
     H. Richard Vartabedian                 and Trustee

                  *                         Trustee
------------------------------------
     William J. Armstrong


                  *                         Trustee
------------------------------------
     John R.H. Blum


                  *                         Trustee
------------------------------------
     Stuart W. Cragin, Jr.


                  *                         Trustee
------------------------------------
     Roland R. Eppley, Jr.


                  *                         Trustee
------------------------------------
     Joseph J. Harkins


                  *                         Trustee
------------------------------------
     Sarah E. Jones


                  *                         Trustee
------------------------------------
     W.D. MacCallan


                  *                         Trustee
------------------------------------
     W. Perry Neff


                  *                         Trustee
------------------------------------
     Leonard M. Spalding, Jr.


                  *                         Trustee
------------------------------------
     Irv Thode


                  *                         Trustee
------------------------------------
     Richard E. Ten Haken


                  *                         Trustee
------------------------------------
George E. McDavid


/s/ Martin R. Dean                          Treasurer and
------------------------------------        Principal Financial
     Martin R. Dean                         Officer


/s/ Martin R. Dean                          Attorney in Fact*
------------------------------------
    Martin R. Dean

                                    EXHIBITS

ITEM              DESCRIPTION
----              -----------

(12)              Opinion and Consent of Simpson Thacher & Bartlett as to
                  Tax Consequences.